Long-term investments - Schedule of Equity Investments, Percentage of Ownership of Common Share (Details)	1 Months Ended
	Dec. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Zhuhai Qianyou [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share				19.00%
Shenzhen Mojingou Information Service Co., Ltd [Member]
Equity method investments:
Equity method investments, Percentage of ownership of common share	28.77%			28.77%
Guangzhou Yuechuan [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	9.30%			9.30%
Chengdu Diting [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	12.74%			12.74%
Shanghai Guozhi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	16.80%			16.80%
Guangzhou Hongsi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	19.90%			19.90%
Xiamen Diensi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	14.25%			14.25%
11.2 Capital [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	2.03%			2.03%
Cloudtropy [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	9.69%			9.69%
Shanghai Lexiang [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	6.93%		6.93%	7.81%
Hangzhou Feixiang [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	28.00%			28.00%
Shenzhen Meizhi Interactive Technology Co Ltd [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	9.40%			9.40%
Beijing Yunhui Tianxia [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	13.70%			13.70%
Shen Zhen Arashi [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	8.73%			8.73%
Beijing Cloudin Technology [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	4.12%			4.12%
Quanxun Huiju [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	5.40%			5.40%
Blue Bayread Limited [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	1.63%
Blue Bayread Limited [Member] | Xunlei BVI
Cost method investments:
Cost Method Investments, Ownership Percentage Acquired	1.63%
Clapper Media Group Inc. [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	10.00%
Clapper Media Group Inc. [Member] | Xunlei HK
Cost method investments:
Cost Method Investments, Ownership Percentage Acquired		10.00%
Yunshang Hemei [Member]
Cost method investments:
Cost method investments, Percentage of ownership of common share	10.00%
Yunshang Hemei [Member] | Wangwenhua
Cost method investments:
Cost Method Investments, Ownership Percentage Acquired	10.00%